Derivative Instruments - Details of Fair Values of the Above Derivatives Recorded in Assets or Liabilities (Parenthetical) (Detail) - Dec. 31, 2022 ₩ in Millions, $ in Millions	KRW (₩)	USD ($)
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value | ₩	₩ 400,000
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value		$ 300,000
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value		500,000
Floating-to-fixed interest rate swap, Dec. 20, 2016 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value	₩ 12,500	300,000
Fixed-to-fixed cross currency swap, Dec. 16, 2013 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value		$ 400,000